Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred tax assets and liabilities
18.	Deferred tax assets and liabilities
Recognized deferred tax assets and liabilities
Deferred tax assets and liabilities at 31 December 2019 and 2018 are attributable to the following:

	Assets		Liabilities		Net
	2019	2018	2019	2018	2019	2018
Property, plant and equipment and intangible assets	145,242	106,128	(1,915,567)	(936,167)	(1,770,325)	(830,039)
Investment	32,926	32,926	—	—	32,926	32,926
Derivative instruments	24,303	15,380	(349,797)	(429,162)	(325,494)	(413,782)
Reserve for employee termination benefits and provisions	167,589	155,132	(36,289)	(45,581)	131,300	109,551
Tax losses carried forward	258,040	224,179	—	—	258,040	224,179
Tax allowances	59,176	20,554	—	—	59,176	20,554
Other assets and liabilities (*)	668,327	248,251	(30,238)	(101,268)	638,089	146,983

Deferred tax assets/(liabilities)	1,355,603	802,550	(2,331,891)	(1,512,178)	(976,288)	(709,628)

Offsetting	(1,166,261)	(649,818)	1,166,261	649,818	—	—

Net deferred tax assets/(liabilities)	189,342	152,732	(1,165,630)	(862,360)	(976,288)	(709,628)

(*)	Mainly comprises of loans, bonds, prepaid expenses and lease liabilities deferred tax assets.
Movement in deferred tax assets/ (liabilities) for the years ended 31 December 2019 and 2018 were as follows:

	2019	2018
Opening balance	(709,628)	(555,062)
IFRS 9 and 15 effects	—	(141,213)
Income statement charge	(215,121)	159,472
Tax charge relating to components of other comprehensive income	(48,723)	(157,203)
Prior year corporate tax base differences	—	(8,608)
Exchange differences	(2,816)	(7,014)

Closing balance, net	(976,288)	(709,628)

The Group did not recognize deferred income tax assets of TL 6,588,723 (31 December 2018: TL 5,310,000) in respect of tax losses amounting to TL 1,199,670 (31 December 2018: TL 972,730) that can be carried forward against future taxable income. The unused tax losses were incurred mainly by lifecell and Belarusian Telecom that are not likely to generate taxable income in the foreseeable future.
Unused tax losses will expire at the following dates:

Expiration Date	Amount
2020	297
2021	220,895
2022	135,055
2023	204,933
2024	346,592
2025	1,201,315
2026	51,353
2027	579,546
2028	169,906
Indefinite	3,678,831

Total	6,588,723